Income Taxes - Schedule of US and Foreign Components of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
United States			$ (98,123)	$ (100,259)
Foreign			(16,612)	(36,444)
Loss before Benefit for Income Taxes	$ (30,914)	$ (22,970)	$ (114,735)	$ (136,703)